DWS Emerging Markets Fixed Income Fund Shareholder Fees - DWS Emerging Markets Fixed Income Fund	Feb. 26, 2026 USD ($)
Class A
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	4.50%	[1]
Maximum Account Fee	$ 20
INST Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Maximum Account Fee	$ 0
Class S
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Maximum Account Fee	$ 20

[1]	Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.85% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.